SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Intangible Assets	The following intangible assets with finite useful lives are amortized from the date they are available for use and their estimated useful lives are as follows:

•	Software	3 -10 years
•	Patents, trademarks and other rights	3 -5 years

Property, Plant and Equipment
Property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets as follows:

•	Buildings	15 – 20 years
•	Land	Unlimited
•	Machinery	3 – 15 years
•	Electronic equipment	3 – 10 years
•	Leasehold improvements and property improvements	3 – 15 years

Investment Properties
Depreciation begins when the investment property is available for use and is calculated using a straight-line method to allocate the depreciable amounts over the estimated useful lives as follows:

•	Buildings	15 years
•	Leasehold land	15 years
•	Machinery, fixtures as part of the buildings	3 – 10 years

Contracts with Customers, Revenue
Details of revenues for each category are as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Self-mining	111,683	62,359	191,693
Cloud hash rate
Hash rate subscription	40,290	77,862	53,952
Electricity subscription	27,419	39,525	35,113
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	172	3,954	35,140
Sales of mining machines	2	705	45,693
Cloud hosting arrangements (2)	3,248	12,723	7,568
General hosting	97,321	99,251	18,312
Membership hosting	79,906	26,056	-
Others (1)	8,513	10,907	7,190
Total revenues	368,554	333,342	394,661

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, the sale of mining machine peripherals and the sale of containerized solution product.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2023, 2022 and 2021.

Revenue Concentration	Revenue concentration for the years ended December 31, 2023, 2022 and 2021 is as below:
	Years ended December 31,
	2023	2022	2021
BTC	*	14.94%	44.68%
Customer A	19.05%	20.07%	*
* Less than 10%
Disaggregated Revenue Data by Geographical Region
Disaggregated revenue data by geographical region in terms of the customer’s location within the operating segment is as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Singapore	25,007	27,591	79,537
Asia, excluding Singapore	95,832	136,901	211,805
North America	239,064	141,174	75,559
Europe	6,346	19,075	15,487
Others	2,305	8,601	12,273
Total	368,554	333,342	394,661

Selected assets of mining machines, property, plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

	At December 31,
In thousands of USD	2023	2022
Singapore	54,442	46,306
Asia, excluding Singapore	63,180	-
North America	148,021	170,439
Europe	50,443	45,540
Total	316,086	262,285

New Standards and Interpretations
As from January 1, 2023, the Group adopted the following recently issued or amended standards. These new standards are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
IFRS 17, Insurance Contracts and Amendments to Address Concerns and Implementation Challenges	January 1, 2023	January 1, 2023
Amendments to IFRS 4, Expiry Date of the Deferral Approach	January 1, 2023	January 1, 2023
Amendments to IAS 1, Making Materiality Judgement	January 1, 2023	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies	January 1, 2023	January 1, 2023
Amendments to IAS 8, Definition of Accounting Estimates	January 1, 2023	January 1, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	January 1, 2023
Initial Application of IFRS 17 and IFRS 9—Comparative Information	January 1, 2023	January 1, 2023

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, which are not yet effective for the year ended December 31, 2023 and which have not been adopted in these financial statements.

Standard/Interpretation	Application Date for the Group
Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2024
Amendments to IAS 1, Classification of Debt with Covenants	January 1, 2024
Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee	January 1, 2024
Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements	January 1, 2024
IFRS S1, General Requirements for Disclosure of Sustainability-related Financial Information	January 1, 2024
IFRS S2, Climate-related Disclosures	January 1, 2024
Amendments to IAS 21, Lack of Exchangeability	January 1, 2025